Basis of Presentation of the Consolidated Financial Statements	12 Months Ended
Dec. 31, 2020
Disclosure Of Basis Of Preparation Of Financial Statements [Abstract]
Basis of Presentation of the Consolidated Financial Statements

2.    BASIS OF PRESENTATION OF THE CONSOLIDATED FINANCIAL STATEMENTS

2.1	Accounting principles

The consolidated financial statements of Enel Américas as of December 31, 2020, approved by its Board of Directors at its meeting held on April 29, 2021, have been prepared in accordance with International Financial Reporting Standards (IFRS), as issued by the International Accounting Standards Board (IASB).

These consolidated financial statements present fairly the financial position of Enel Américas and its subsidiaries as of December 31, 2020 and 2019, and the results of operations, changes in equity and cash flows for the years ended December 31, 2020, 2019 and 2018, and the related notes.

These consolidated financial statements have been prepared under going concern assumptions on a historical cost basis except when, in accordance with IFRS, those assets and liabilities are measured at fair value.

Appendix 1 – Detail of Assets and Liabilities in Foreign Currency; Appendix 2 – Additional Information Circular No. 715 of February 2, 2012; Appendix 2.1 – Supplementary Information on Trade Receivables; Appendix 2.2 –  Estimated Sales and Purchases of Capacity and Toll and Appendix 3 – Detail of Due Dates of Payments to Suppliers, form an integral part of these consolidated financial statements.

2.2	New accounting pronouncements
a)	The following accounting pronouncements have been adopted by the Group effective as of January 1, 2020:
8
New Standards and Interpretations	Mandatory Effective Date:

Conceptual Framework (Revised)	Annual periods beginning on or after January 1, 2020

Amendments to IFRS 3: Definition of a Business	Annual periods beginning on or after January 1, 2020

Amendments to IAS 1 and IAS 8: Definition of Material or Relative Importance	Annual periods beginning on or after January 1, 2020

Amendments to IFRS 9, IAS 39 and IFRS 7: Interest Rate Benchmark Reform (Phase 1)	Annual periods beginning on or after January 1, 2020

•	Conceptual Framework (Revised)

The IASB issued the Conceptual Framework (Revised) in March 2018. It incorporates some new concepts, provides updated definitions and recognition criteria for assets and liabilities and clarifies certain important matters. Revisions to the Conceptual Framework may affect the application of IFRS when no standard applies to a particular transaction or event.

The IASB has also issued a separate accompanying document, "Amendments to References to the Conceptual Framework in IFRS Standards," which establishes amendments to IFRSs in order to update references to the new Conceptual Framework.

The Conceptual Framework (Revised), as well as the Amendments to the References to the Conceptual Framework in IFRS, became effective beginning on January 1, 2020, with prospective application, with no impact generated in the Group’s consolidated financial statements.

•	Amendments to IFRS 3 Definition of a Business.

IFRS 3 Business Combinations was amended by the IASB in October 2018, to clarify the definition of a business, in order to help entities determine whether a transaction should be accounted for as a business combination or as the acquisition of an asset. To be considered as a business combination, an acquired integrated set of activities and assets must include, at least, an input and a substantive process that together contribute significantly to the ability to create output.

The amendment also adds guidance and illustrative examples to assess whether a substantive process has been acquired and introduces an optional fair value concentration test.

The amendment became effective beginning on January 1, 2020, with prospective application for business combinations and asset acquisitions carried out beginning on such date, with no impact generated in the consolidated financial statements of the Group.

•	Amendments to IAS 1 and IAS 8 Definition of Material or relative importance”.

In October 2018, the IASB amended IAS 1 Presentation of Financial Statements and IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors, to improve the definition of material and the explanations accompanying the definition. The amendments ensure that the definition of material is consistent in all IFRSs.

Information is material if omitting, misstating or obscuring it could reasonably be expected to influence the decisions that the primary users of general-purpose financial statements make on the basis of those financial statements, which provide financial information about a specific reporting entity.

The amendments became effective beginning on January 1, 2020, with prospective application, with no impact generated in the Group’s consolidated financial statements.

•	Amendments to IFRS 9, IAS 39 and IFRS 7 – Interest rate benchmark reform (Phase 1).

On September 26, 2019, the IASB issued amendments to IFRS 9 Financial Instruments and IAS 39 Financial Instruments: Recognition and Measurement, and IFRS 7 Financial Instruments: Disclosures, in response to the reform that gradually eliminates benchmark interest rates, such as interbank offered rates (IBORs). The amendments provide temporary relief measures which enable hedge accounting to continue during the period of uncertainty before the replacement of an existing interest rate benchmark with an alternative nearly risk-free interest rate (an RFR). These amendments became effective beginning on January 1, 2020.

The amendments to IFRS 9 include a number of relief measures, which apply to all hedging relationships that are directly affected by the interest rate benchmark reform. A hedging relationship is affected if the reform gives rise to uncertainties about the timing and/or amount of benchmark-based cash flows of the hedged item or the hedging instrument.

The first three relief measures provide for:

-	The assessment of whether a forecasted transaction (or component thereof) is highly probable.
-	Assessing when to reclassify the amount in the cash flow hedge reserve to profit and loss.
-	The assessment of the economic relationship between the hedged item and the hedging instrument.

For each of these relief measures, it is assumed that the benchmark on which the hedged cash flows are based (whether or not contractually specified) and/or, for the third relief measure, the benchmark on which the cash flows of the hedging instrument are based, are not altered as a result of the reform.

A fourth relief measure provides that, for a benchmark component of interest rate risk that is affected by the reform, the requirement that the risk component is separately identifiable need be met only at the inception of the hedging relationship.

The exceptions will continue to be applied indefinitely in the absence of any of the events described in the amendments. Upon the designation of a group of items as a hedged item or a combination of financial instruments, as a hedging instrument, the exceptions will cease being applied separately to each individual item or financial instrument, when there is no longer uncertainty arising from the interest rate benchmark reform.

The application of these amendments has not had an impact on the Group’s consolidated financial statements, as there are currently no hedging relationships that are directly affected by the interest rate benchmark reform.

b)	Accounting pronouncements applicable beginning on January 1, 2021 and thereafter:

As of the date of issuance of these consolidated financial statements, the following accounting pronouncements had been issued by the IASB, but their application was not mandatory:

Amendments and Improvements	Mandatory Effective date:

Amendments to IFRS 16: COVID-19-Related Rent Concessions	June 1, 2020

Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16: Interest Rate Benchmark Reform – Phase 2	Annual periods beginning on or after January 1, 2021

Amendments to IFRS 3: References to the Conceptual Framework	Annual periods beginning on or after January 1, 2022

Amendments to IAS 16: Proceeds before Intended Use	Annual periods beginning on or after January 1, 2022

Amendments to IAS 37: Onerous Contracts – Cost of Fulfilling a Contract	Annual periods beginning on or after January 1, 2022

Annual improvements to IFRS: 2018-2020 Cycle -IFRS 1: First-time Adoption of IFRS -IFRS 9: Financial Instruments -Amendment to Illustrative Examples accompanying IFRS 16 -IAS 41: Agriculture	Annual periods beginning on or after January 1, 2022

Amendments to IAS 1: Classification of Liabilities as Current or Non-current	Annual periods beginning on or after January 1, 2023

>	Amendments to IFRS 16: “COVID-19-Related Rent Concessions”

As a result of the COVID-19 pandemic, lessees in many countries have been granted rent payment concessions, such as grace periods and delaying of lease payments for a period of time, sometimes followed by an increase in the payment in future periods. Within this context, on May 28, 2020, the IASB issued amendments to IFRS 16: Leases, in order to provide a practical expedient for lessees, through which they can opt for not evaluating whether the rent concessions are a modification of the lease. Lessees that elect this option, will account for such rent concessions as a variable payment.

The practical expedient is only applicable to rent concessions that occur as a direct consequence of the COVID-19 pandemic and only if they comply with all the following conditions:

i)	the change in lease payments is the product of a revised lease payment that is substantially the same, or less than the lease payment immediately before the change;
ii)	any reduction in lease payments affects only the payments originally due up to June 30, 2021; and
iii)	there is no substantial change in the other terms and conditions of the lease.

The amendments are applicable to annual periods beginning on June 1, 2020. Early application is permitted. These amendments must be applied retroactively, recognizing the accumulated effect from initial application as an adjustment in the beginning balance of retained earnings (or other equity component, as applicable) at the beginning of the annual period in which the amendment is applied for the first time.

Management believes that the application of these improvements will not generate an impact on the consolidated financial statements of the Group.

>	Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16: Interest Rate Benchmark Reform (Phase 2)

On August 27, 2020, the IASB issued the Interest Rate Benchmark Reform (Phase 2) which supplements the amendments to IFRS 9, IAS 39 and IFRS 7 issued in 2019, and additionally incorporates amendments to IFRS 4 and IFRS 16. This final phase of the project focuses on the effects on the financial statements when a company replaces the previous interest rate benchmark with an alternative interest rate benchmark as a result of the reform.

The amendments refer to:

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Changes in contractual cash flows: a company will not have to derecognize accounts or adjust the carrying amounts of financial instruments due to changes required by the reform, but rather will update the effective interest rate to reflect the change in the alternative interest rate benchmark;

-

Hedge accounting: a company will not have to discontinue its hedge accounting solely because it makes the changes required by the reform, if the hedge complies with other hedge accounting criteria; and

Disclosures: a company will be required to disclose information about new risks that arise from the reform and how it manages the transition to alternative interest rate benchmarks.

These amendments are effective for annual periods beginning on January 1, 2021, and early adoption is permitted. The amendments are applicable retroactively, with certain exceptions. The application of these amendments had no impact on the consolidated financial statements of Enel Américas and its subsidiaries. However, the Group intends to use the practical solutions provided in Phase 2 in future periods, when the replacement of the current reference rates in the contracts of non-derivative financial instruments and derivative instruments affected by the reform is completed.

In this context, the Group is carrying out an IBOR transition project, which is at the stage of determining the scope in terms of the number and nominal value of the affected contracts, mainly debt contracts and derivative instruments, in order to move towards the stage of impact analysis, determination of fallback rates for new operations and contract modifications. The contractual modifications will begin to be implemented gradually towards the end of 2021, although this may vary depending on the evolution of reforms in connection with the determination of risk-free alternative reference interest rates, associated with market liquidity.

The Group has evaluated the impact of the uncertainty generated by the reforms  its current hedging relationships, with respect to both hedging instruments and hedged items, and has determine that as of December 31, 2020 there are no hedging relationships directly affected by the reform of benchmark interest rates.

>	Amendments to IFRS 3: "References to the Conceptual Framework".

On May 14, 2020, the IASB issued a package of limited-scope amendments, including amendments to IFRS 3: Business Combinations. The amendments update references to the Conceptual Framework issued in 2018, in order to determine an asset or a liability in a business combination. In addition, the IASB added a new exception to IFRS 3 for liabilities and contingent liabilities, which specifies that, for certain types of liabilities and contingent liabilities, an entity that applies IFRS 3 must refer to IAS 37 “Provisions, Contingent Liabilities and Contingent Assets”, or IFRIC 21: “Levies”, instead of the 2018 Conceptual Framework. Without this exception, an entity would have recognized certain liabilities in a business combination that would not be recognized in accordance with IAS 37.

The amendments are applicable prospectively to business combinations with acquisition dates beginning on the first annual period beginning on January 1, 2022. Early application is permitted.

Management is evaluating the potential impact of the application of these amendments on the Group’s consolidated financial statements.

>	Amendments to IAS 16: “Proceeds before Intended Use”

As part of the package of limited-scope amendments issued in May 2020, the IASB issued amendments to IAS 16 Property, Plant and Equipment, which prohibit a company from deducting from the cost of property, plant and equipment amounts received from selling items produced while the company is preparing the asset for its intended use. Instead, the company will recognize such sales proceeds and related costs in profit or loss for the period. The amendments also clarify that an entity is “testing whether an asset operates correctly” when it evaluates the technical and physical performance of the asset.

These amendments are applicable to annual reporting periods beginning on January 1, 2022. Early application is permitted. The amendments will be applied retroactively, but only from the beginning of the first period presented in the financial statements in which the entity applies the amendments for the first time. The accumulated effect of initial application of the amendments will be recognized as an adjustment to the opening balance of retained earnings (or other equity components as applicable) at the beginning of the first reported period.

Management is evaluating the potential impact of the application of these amendments on the Group’s consolidated financial statements.

>	Amendments to IAS 37: “Onerous Contracts: Cost of Fulfilling a Contract”

The third standard amended by the IASB in the package of limited-scope amendments issued in May 2020 was IAS 37 Provisions, Contingent Liabilities and Contingent Assets. The amendments specify which costs a company should include when evaluating whether a contract is onerous. In this sense, the amendments clarify that the direct cost of fulfilling a contract comprises both the incremental costs of fulfilling this contract (for example, direct labor and materials), as well as the allocation of other costs that are directly related to compliance with the contracts (for example, an allocation of the depreciation charge for an item of property, plant and equipment used to fulfill the contract).

These amendments are applicable for reported annual periods beginning as of January 1, 2022. Early application is allowed. Companies must apply these amendments to contracts for which all obligations have still not been fulfilled at the beginning of the reported annual period in which the amendments are applied for the first time. They do not require restatement of comparative information. The accumulated effect of initially applying the amendments will be recognized as an adjustment to the opening balance of retained earnings (or another equity component as applicable) on the date of initial application.

Management is evaluating the potential impact of the application of these amendments on the Group’s consolidated financial statements.

>	Annual Improvements to IFRS: 2018-2020 Cycle

On May 14, 2020, the IASB issued a number of minor amendments to IFRSs, in order to clarify or correct minor issues or overcome possible inconsistencies in the requirements of certain standards. The amendments with potential impact on the Group are the following:

"

IFRS 9 Financial Instruments: clarifies that for the purpose of the 10% test for derecognition of financial liabilities, when determining commissions paid net of commissions received, the borrower must only consider the commissions paid or received between the borrower and the lender.

These improvements are applicable to reported annual periods beginning on January 1, 2022. Early application is allowed. Entities must apply these amendments to financial liabilities that are modified or exchanged at the beginning of the reported annual period, in which the amendments are applied for the first time.

"

Examples that accompany IFRS 16 Leases: amendment of illustrative example 13, in order to eliminate a possible confusion regarding the treatment of lease incentives. The example included as part of its background information, a reimbursement from the lessor to the lessee, related to leasehold improvements. Since the example was not sufficiently clear as to whether the reimbursement complied with the definition of a lease incentive, the IASB decided to eliminate from the illustrative example any reference to this reimbursement, thus avoiding any possibility of confusion.

Management believes that the application of these improvements will not generate an impact on the consolidated financial statements of the Group.

>	Amendments to IAS 1: “Classification of Liabilities as Current and Non-Current”

On January 23, 2020, the IASB issued limited-scope amendments to IAS 1: Presentation of Financial Statements, in order to clarify how to classify debt and other liabilities as current or non-current. The amendments clarify that a liability is classified as non-current if the entity has, at the end of the reporting period, the substantial right to defer settlement of the liability during at least 12 months. The classification is not affected by the expectations of the entity or by events after the reporting date. The amendments include clarification of the classification requirements for debt that a company could settle converting it to equity.

The amendments only affect the presentation of liabilities as current and non-current in the statement of financial position, not the amount and timing of their recognition, or the related disclosures. However, they could lead to companies reclassifying certain current liabilities to non-current and vice versa. This could affect compliance with covenants in the debt agreements of companies.

These amendments are applicable retroactively beginning on January 1, 2023. In response to the COVID-19 pandemic, in July 2020 the IASB extended its mandatory effective date established initially for January 1, 2022, by a year in order to provide companies more time to implement any change in classification resulting from these amendments. Early application is permitted.

Management is evaluating the potential impact of the application of these amendments on the Group’s consolidated financial statements.

2.3	Responsibility for the information, judgments and estimates provided

The Company’s Board of Directors is responsible for the information contained in these consolidated financial statements and expressly states that all IFRS principles and standards have been fully implemented.

In preparing the consolidated financial statements, certain judgments and estimates made by the Group’s management have been used to quantify some of the assets, liabilities, revenue, expenses and commitments recognized.

The most significant areas where critical judgment was required are:

-

In a service concession agreement, determination of whether a grantor controls or regulates what services the operator must provide, to whom and at what price, are critical factors for the application of IFRIC 12 Service Concession Arrangements (see Note 3.d.1).

-	The identification of Cash Generating Units (CGU) for impairment testing (see Note 3.e).
-	The hierarchy of information used to measure assets and liabilities at fair value (see Note 3.h).
-	The determination of the Group’s functional currency (see Note 2.8).
-	Application of the revenue recognition model in accordance with IFRS 15 (see Note 3.q).
-	The estimates refer basically to:
-	The valuations performed to determine the existence of impairment losses in assets and goodwill (see Note 3.e).
-	The assumptions used to calculate the actuarial liabilities and obligations with employees, such as discount rates, mortality tables, salary increases, etc. (see Notes 3.m.1 and 26).
-	The useful lives of property, plant and equipment and intangible assets (see Notes 3.a and 3.d).
-	The assumptions used to calculate the fair value of financial instruments (see Notes 3.h and 23).
-	The energy supplied to customer whose meters have not yet been read (see Note 3.q).
-

Certain assumptions inherent in the electricity system affecting transactions with other companies, such as production, customer billings, energy consumption, that allow for estimation of electricity system settlements that occur on the corresponding final settlement dates, but that are pending as of the date of issuance of the consolidated financial statements and could affect the balances of assets, liabilities, income and expenses recognized in the financial statements (see Appendix 2.2).

-	The probability that uncertain or contingent liabilities will be incurred and their related amounts (see Note 3.m).
-	Future disbursements for closure of facilities and restoration of land, as well as associated discount rates to be used (see Note 3.a).
-

The tax results of the different Group subsidiaries that will be reported to the respective tax authorities in the future, and other estimates have been used as a basis for recording the different income tax related balances in these consolidated financial statements (see Note 3.p).

-	The fair value of assets acquired, and liabilities assumed, and any pre-existing interest in an entity acquired in a business combination.
-	Determination of expected credit losses on financial assets (see Note 3.g.3).
-	Determination of the lease term of contracts with renewal options, as well as the rates to be used to discount lease payments (see Note 3.f).

In relation to the COVID-19 pandemic, the degree of uncertainty generated in the macroeconomic and financial environment in which the Group operates, could affect the valuations and estimates made by Management to determine the carrying amounts of the more volatile assets and liabilities. As of December 31, 2020, according to the information available and considering a scenario in constant evolution, the main areas that required Management to use their judgment and make estimates were the following: i) measurement of expected credit losses on financial assets; ii) determination of impairment losses on non-financial assets; and iii) measurement of employee benefits, including actuarial assumptions.

Although these judgments and estimates have been based on the best information available as of the date of issuance of these consolidated financial statements, future events may occur that would require a change (increase or decrease) to these judgments and estimates in subsequent periods. This change would be made prospectively, recognizing the effects of this change in judgment or estimation in the related future consolidated financial statements.

2.4	Subsidiaries

Subsidiaries are defined as those entities controlled either, directly or indirectly by Enel Américas. Control is exercised if and only if the following conditions are met: the Company has i) power over the subsidiary; ii) exposure, or rights to variable returns from these entities; and iii) the ability to use its power to influence the amount of these returns.

Enel Américas has power over its subsidiaries when it holds the majority of the substantive voting rights or, should that not be the case, when it has rights granting the practical ability to direct the entities’ relevant activities; i.e., the activities that significantly affect the returns from the subsidiary.

The Group will reassess whether or not it controls a subsidiary if facts and circumstances indicate that there are changes to one or more of the control elements listed above.

Subsidiaries are consolidated as described in Note 2.7.

The entities in which the Group has the ability to exercise control and consequently are included in consolidation in these consolidated financial statements are detailed below:

			Functional	% Ownership as of 12-31-2020			% Ownership as of 12-31-2019
Taxpayer ID No.	Company	Country	Currency	Direct	Indirect	Total	Direct	Indirect	Total

Foreign	Enel Distribución Río S.A.	Brazil	Brazilian real	-	99.73%	99.73%	-	99.73%	99.73%
Foreign	EGP Cachoeira Dourada S.A.	Brazil	Brazilian real	-	99.75%	99.75%	-	99.75%	99.75%
Foreign	Enel Generación Fortaleza S.A.	Brazil	Brazilian real	-	100.00%	100.00%	-	100.00%	100.00%
Foreign	Enel Cien S.A.	Brazil	Brazilian real	-	100.00%	100.00%	-	100.00%	100.00%
Foreign	Enel Distribución Ceará S.A.	Brazil	Brazilian real	-	74.05%	74.05%	-	74.05%	74.05%
Foreign	Enel Brasil S.A.	Brazil	Brazilian real	100.00%	-	100.00%	100.00%	-	100.00%
Foreign	Enel X Brasil S.A.	Brazil	Brazilian real	-	100.00%	100.00%	-	100.00%	100.00%
Foreign	Enel Distribución Goias S.A.	Brazil	Brazilian real	-	99.96%	99.96%	-	99.93%	99.93%
Foreign	Enel Distribución Sao Paulo S.A.	Brazil	Brazilian real	-	100.00%	100.00%	-	100.00%	100.00%
Foreign	Enel Green Power Proyectos I (Volta Grande)	Brazil	Brazilian real	-	100.00%	100.00%	-	100.00%	100.00%
Foreign	Luz de Angra Energía S.A.	Brazil	Brazilian real	-	51.00%	51.00%	-	-	-
Foreign	Central Generadora Fotovoltaica Sao Francisco Ltda.	Brazil	Brazilian real	-	100.00%	100.00%	-	100.00%	100.00%
Foreign	Enel Tecnología de Redes S.A.	Brazil	Brazilian real	-	100.00%	100.00%	-	100.00%	100.00%
Foreign	Enel Trading Brasil S.A.	Brazil	Brazilian real	-	100.00%	100.00%	-	100.00%	100.00%
Foreign	Enel Uruguay S.A. (1)	Uruguay	American Dollar	-	100.00%	100.00%	-	100.00%	100.00%
Foreign	Central Dock Sud S.A.	Argentina	Argentine Peso	-	70.24%	70.24%	-	70.24%	70.24%
Foreign	Compañía de Transmisión del Mercosur S.A. - CTM	Argentina	Argentine Peso	-	100.00%	100.00%	-	100.00%	100.00%
Foreign	Distrilec Inversora S.A.	Argentina	Argentine Peso	51.50%	-	51.50%	51.50%	-	51.50%
Foreign	Empresa Distribuidora Sur S.A. - Edesur	Argentina	Argentine Peso	-	99.45%	99.45%	-	99.45%	99.45%
Foreign	Enel Argentina S.A.	Argentina	Argentine Peso	99.92%	-	99.92%	99.92%	-	99.92%
Foreign	Enel Trading Argentina S.R.L.	Argentina	Argentine Peso	55.00%	45.00%	100.00%	55.00%	45.00%	100.00%
Foreign	Enel Generación Costanera S.A.	Argentina	Argentine Peso	-	75.68%	75.68%	-	75.68%	75.68%
Foreign	Enel Generación El Chocón S.A.	Argentina	Argentine Peso	-	67.67%	67.67%	-	67.67%	67.67%
Foreign	Hidroinvest S.A.	Argentina	Argentine Peso	41.94%	54.76%	96.70%	41.94%	54.76%	96.70%
Foreign	Inversora Dock Sud S.A.	Argentina	Argentine Peso	57.14%	-	57.14%	57.14%	-	57.14%
Foreign	Transportadora de Energía S.A. - TESA	Argentina	Argentine Peso	-	100.00%	100.00%	-	100.00%	100.00%
Foreign	Compañía Distribuidora y Comercializadora de Energía S.A. - Codensa	Colombia	Colombian Peso	48.30%	-	48.30%	48.30%	-	48.30%
Foreign	Emgesa S.A. E.S.P.	Colombia	Colombian Peso	48.48%	-	48.48%	48.48%	-	48.48%
Foreign	Inversora Codensa S.A.S.	Colombia	Colombian Peso	-	100.00%	100.00%	-	100.00%	100.00%
Foreign	Sociedad Portuaria Central Cartagena S.A.	Colombia	Colombian Peso	-	99.99%	99.99%	-	99.99%	99.99%
Foreign	Enel X Colombia S.A.S	Colombia	Colombian Peso	-	100.00%	100.00%	-	100.00%	100.00%
Foreign	Bogotá ZE S.A.S.	Colombia	Colombian Peso	-	100.00%	100.00%	-	-	-
Foreign	Enel Perú S.A.C.	Peru	Peruvian Sol	100.00%	-	100.00%	100.00%	-	100.00%
Foreign	Chinango S.A.C.	Peru	Peruvian Sol	-	80.00%	80.00%	-	80.00%	80.00%
Foreign	Enel Generación Perú S.A.A.	Peru	Peruvian Sol	-	83.60%	83.60%	-	83.60%	83.60%
Foreign	Enel Distribución Perú S.A.A.	Peru	Peruvian Sol	-	83.15%	83.15%	-	83.15%	83.15%
Foreign	Enel Generación Piura S.A.	Peru	Peruvian Sol	-	96.50%	96.50%	-	96.50%	96.50%
Foreign	Enel X Perú S.A.C.	Peru	Peruvian Sol	-	99.99%	99.99%	-	99.99%	99.99%
Foreign	Compañía Energética Veracruz S.A.C.	Peru	Peruvian Sol	-	100.00%	100.00%	-	100.00%	100.00%

(1)Nuxer Trading S.A. changed its name in 2020 to Enel Uruguay S.A.

2.4.1	Changes in the scope of consolidation

2020

-

On September 22, 2020,  the Company’s subsidiary Enel X Brasil S.A. acquired 51% of the share capital of Luz de Angra Energía S.A., whose corporate purpose is to perform works and services related to public lighting and signage in streets, ports and airports.

-

On October 22, 2020, Bogotá ZE SAS was incorporated, which is 100% owned by the Company’s subsidiary Enel X Colombia S.A.S. The new company is engaged in performing any acts related to sustainable electromobility in Colombia and abroad.

2019

-

The Company’s subsidiary Enel X Perú S.A.C was incorporated in the first quarter of 2019. This subsidiary, among others, is engaged in the development, implementation and sale of products and services related to energy that incorporate innovation, state-of-the-art technology and trends of the future, other than the electricity distribution under concession and the related services.

-

The company Enel Tecnología de Redes S.A. was incorporated in September 2019. This company is 100% owned by Enel Brasil S.A., and is engaged in the planning, development and execution of energy generation, distribution, transmission and/or commercialization, as well as the marketing of equipment intended for energy distribution, measurement and control.

•

In October of 2019, Enel Trading Brasil S.A. was included in the Group's consolidation. This company is 100% owned by Enel Brasil S.A., and is engaged in the performance of wholesale and retail activities involving energy and other unspecified products, import and export, management activities, such as those associated with products and related services, as well as holding ownership interests in other companies.

•	On November 6, 2019, Enel Brasil Investimento Sudeste S.A. was acquired by Enel Distribución Sao Paulo S.A., where the latter became the legal successor company.
•

On November 27, 2019, within the framework of the public tender offer for the acquisition of shares in the Company’s subsidiary Enel Distribución Sao Paulo S.A., the market was informed that the Company’s subsidiary Enel Brasil S.A acquired 2,959,302 shares, equivalent to 1.5% of the total shares of this company, for BRL146.2 million (approximately US$ 35.2 million). Subsequently, on December 5, 2019, Enel Distribución Sao Paulo S.A. redeemed the remaining 5,174,050 shares, representing 2.62% of total shares, by paying BRL256 million (approximately US $ 62 million). Through these transactions, Enel Brasil S.A. obtained the control of 100% of the shares of Enel Distribución Sao Paulo S.A.

2.4.2	Consolidated companies with an economic equity interest of less than 50%

Although the Group has an interest of less than 50% in Codensa S.A. E.S.P. and Emgesa S.A. E.S.P. in Colombia, representing 48.3% and 48.48%, respectively, these companies are considered to be  “subsidiaries” since Enel Américas exercises control over them by virtue of a shareholders’ agreement or as a result of its share structure, composition and classes. In this respect Enel Américas has 57.15% and 56.43% of the voting shares of Codensa S.A. E.S.P., and Emgesa S.A. E.S.P., respectively.

2.5	Investments in associates

Associates are those entities over which Enel Américas, either directly or indirectly, exercises significant influence.

Significant influence is the power to participate in the decisions related to the  financial and operating policy of the associate but without having control or joint control over those policies. In assessing significant influence, the Group takes into account the existence and effect of currently exercisable voting rights or convertible rights at the end of each reporting period, including currently exercisable voting rights held by the Company or other entities. In general, significant influence is presumed to be present in those cases in which the Group has more than 20% of the voting power of the investee.

Associates are accounted for in the consolidated financial statements using the equity method of accounting as described in Note 3.i.

The detail of the companies that qualify as associates is the following:

			Functional	% Ownership as of 12-31-2020			% Ownership as of 12-31-2019
Taxpayer ID No.	Associates and Joint Ventures	Country	Currency	Direct	Indirect	Total	Direct	Indirect	Total
Foreign	Sacme S.A.	Argentina	Argentine peso	—	50.00%	50.00%	—	50.00%	50.00%
Foreign	Yacylec S.A	Argentina	Argentine peso	33.33%	—	33.33%	33.33%	—	33.33%
Foreign	Central Térmica Manuel Belgrano (*)	Argentina	Argentine peso	—	0.00%	0.00%	—	25.60%	25.60%
Foreign	Central Térmica San Martin (*)	Argentina	Argentine peso	—	0.00%	0.00%	—	25.60%	25.60%
Foreign	Central Vuelta Obligado S.A.	Argentina	Argentine peso	—	40.90%	40.90%	—	40.90%	40.90%

(*) See Note 14.1

2.6	Joint arrangements

Joint arrangements are defined as those entities in which the Group exercises control under an agreement with other shareholders and jointly with them, i.e., when decisions on the entities’ relevant activities require the unanimous consent of the parties sharing control.

Depending on the rights and obligations of the participants, joint agreements are classified as:

-

Joint venture: an agreement whereby the parties exercising joint control have rights to the entity’s net assets. Joint ventures are included in the consolidated financial statements using the equity method of accounting, as described in Note 3.i.

-

Joint operation: an agreement whereby the parties exercising joint control have rights to the assets and obligations with respect to the liabilities relating to the arrangement. Joint operations are included in the consolidated financial statements recognizing the proportional interest in the assets and liabilities impacted by such operation.

In determining the type of joint arrangement in which it is involved, the Group’s Management assesses its rights and obligations arising from the arrangement by considering the structure and legal form of the arrangement, the terms agreed by the parties in the contractual arrangement and, when relevant, other facts and circumstances. If facts and circumstances change, the Group reassesses whether the type of joint arrangement in which it is involved has changed.

Currently, the Company is not involved in any joint arrangement that qualifies as a joint operation..

2.7	Basis of consolidation and business combinations

The subsidiaries are consolidated and all their assets, liabilities, revenues, expenses, and cash flows are included in the consolidated financial statements once the adjustments and eliminations of intra-group transactions have been made.

The comprehensive income from subsidiaries is included in the consolidated statement of comprehensive income from the date when the parent company obtains control of the subsidiary until the date on which it loses control of the subsidiary.

The Group records its business combinations using the acquisition method when the set of activities and assets acquired meet the definition of a business, and control is transferred to the Group. To be considered a business, a set of activities and assets acquired must include, as a minimum, an input and a substantive process applied to it which, as a whole, significantly contribute to the capacity to create products. IFRS 3 offers the option to apply a “concentration test” as a simplified evaluation of whether or not an acquired set of activities and assets is a business. The concentration test is positive if substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or group of similar identifiable assets.

The operations of the Parent company and its subsidiaries have been consolidated under the following basic principles:

1.

At the date the parent obtains control, the subsidiary’s assets acquired, and its liabilities assumed are recorded at fair value, except for certain assets and liabilities that are recorded using valuation principles established in other IFRS standards. If the fair value of the consideration transferred plus the fair value of any non-controlling interests exceeds the fair value of the net assets acquired, this difference is recorded as goodwill. In the case of a bargain purchase, the resulting gain is recognized in profit or loss after reassessing whether all of the assets acquired and the liabilities assumed have been properly identified and following a review of the procedures used to measure the fair value of these amounts.

For each business combination, IFRS allow valuation of the non-controlling interests in the acquiree on the date of acquisition: i) at fair value; or ii) for the proportional ownership of the identifiable net assets of the acquiree, with the latter being the methodology that the Group has systematically applied to its business combinations.

If the fair value of all assets acquired and liabilities assumed at the acquisition date has not been completed, the Group reports the provisional values accounted for in the business combination. During the measurement period, which shall not exceed one year from the acquisition date, the provisional values recognized will be adjusted retrospectively as if the accounting for the business combination had been completed at the acquisition date, and also additional assets or liabilities will be recognized to reflect new information obtained about events and circumstances that existed on the acquisition date, but which were unknown to Management at that time. Comparative information for prior periods presented in the financial statements is revised as needed, including making any change in depreciation, amortization or other income effects recognized in completing the initial accounting.

For business combinations achieved in stages, the Company measures at fair value the participation previously held in the equity of the acquiree on the date of acquisition and the resulting gain or loss, if any, is recognized in profit or loss of the period.

2.

Non-controlling interests in equity and in the comprehensive income of the consolidated subsidiaries are presented, respectively, under the line items “Total Equity: Non-controlling interests” in the consolidated statement of financial position and “Profit (loss) attributable to non-controlling interests” and “Comprehensive income attributable to non-controlling interests” in the consolidated statement of comprehensive income.

3.	Balances and transactions between consolidated companies have been fully eliminated on consolidation.
4.

Changes in the ownership interests in subsidiaries that do not result in the Group obtaining or losing control are recognized as equity transactions. The carrying amounts of the controlling and non-controlling interests are adjusted to reflect the changes in their relative interests in the subsidiaries. Any difference between the amount by which the non-controlling interests are adjusted and the fair value of the consideration paid or received is recognized directly in equity attributable to shareholders of the Parent.

5.

Business combinations under common control are accounted for using the “pooling of interest” method. Under this method, the assets and liabilities involved in the transaction remain reflected at the same carrying amounts at which they were recorded in the ultimate parent company, although subsequent accounting adjustments may be needed to align the accounting policies of the companies involved. The Group does not apply a retrospective item of business combinations under common control.

Any difference between assets and liabilities contributed to the consolidation and the consideration paid is recorded directly in equity, as a debit or credit to “Other reserves.”

2.8	Functional Currency

The functional currency of Enel Américas is the United States Dollar (US$), as is the presentation currency of the Group's consolidated financial statements.

The functional currency has been determined, considering the economic environment in which the Company operates. This conclusion is based on the fact that the US$ is the currency that fundamentally influences its financing, capital issuance and cash and cash equivalent activities. Accordingly, the US$ reflects the underlying transactions, events and conditions for Enel Américas.

Any information presented in US$ has been rounded to the closest thousand (ThUS$) or million (MUS$), unless indicated otherwise.

2.9	Conversion of financial statements denominated in foreign currency

Conversion of the financial statements of the Group companies that have functional currencies different than US$, and do not operate in hyperinflationary economies, is carried out as follows:

a.Assets and liabilities, using the exchange rate prevailing at the closing date of the financial statements.

b.Comprehensive income statements using the average exchange rate for the period (unless this average is not a reasonable approximation of the cumulative effect of the exchange rate existing on the transaction dates, in which case the exchange rate on the date of each transaction is used).

c.Equity is maintained at the historical exchange rate on the date of its acquisition or contribution, and at the average exchange rate as of the date of generation for retained earnings.

d.Foreign currency translation differences generated in the conversion of the financial statements are recorded under “Foreign currency translation gains (losses)” in the consolidated comprehensive income statement: Other comprehensive income (see Note 27.2).

The financial statements of subsidiaries whose functional currency is that of a hyperinflationary economy, are first adjusted for inflation, recording any gain or loss in the net monetary position in profit or loss. Subsequently, all items (assets, liabilities, equity items, expenses and revenue) are converted at the exchange rate prevailing at the closing date of the most recent statement of financial position.

Argentine Hyperinflation

Beginning on July 2018, the Argentine economy has been considered to be hyperinflationary in accordance with the criteria established in IAS 29 “Financial Reporting in Hyperinflationary Economies”. This determination was made on the basis of a number of qualitative and quantitative criteria, especially the presence of accumulated inflation in excess of 100% during the three previous years.

In accordance with IAS 29, the financial statements of investees in Argentina have been restated retrospectively, applying the  general price index at historical cost, in order to reflect changes in the purchasing power of the Argentine peso, as of the closing date of these financial statements.

Non-monetary assets and liabilities were restated from February 2003, the last date on which an inflation adjustment was applied for accounting purposes in Argentina. Within this context, note that the Group carried out its transition to IFRS on January 1, 2004, and applied the deemed cost exception to property, plant and equipment.

For consolidation purposes in Enel Américas and as a result of the application of IAS 29, the results of our subsidiaries in Argentina were converted at the prevailing period-closing exchange rate (ARS/US$), in accordance with IAS 21 “Effects of Changes in Foreign Exchange Rates”, when dealing with a hyperinflationary economy. Previously, the profit or loss of Argentine subsidiaries were converted using the average exchange rate for the period, as used for the other subsidiaries operating in other countries whose economies are not considered to be hyperinflationary.

The general price indexes used at the end of the reporting periods are as follows:

General price index
From January to December 2018	47.84%
From January to December 2019	53.64%
From January to December 2020	36.13%

The first-time application of IAS 29 led to a positive adjustment in the retained earnings of Enel Américas, of ThUS$ 961,107 (net of taxes) as of January 1, 2018, of which ThUS$ 668,693 were attributable to the shareholders of Enel Américas. The effects of the application of this standard on these consolidated financial statements are detailed in Note 33.

Exchange rates

The exchange rates used to convert the financial statements of the different foreign subsidiaries are detailed as follows (local currency versus the US$):

	12-31-2020		12-31-2019		12-31-2018
Currency	Closing Date	Mid Average	Closing Date	Mid Average	Mid Average
Argentine peso	84.15	84.07	59.89	59.88	37.67
Brazilian real	5.20	5.16	4.03	3.94	3.65
Peruvian sol	3.62	3.50	3.32	3.34	3.28
Colombian peso	3,432.50	3,693.52	3,277.14	3,281.39	2,952.39